Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP Zoetis Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Contributions transferred late to plan	$ 243
Contributions not corrected	0
Contributions corrected outside VFCP	243
Contributions pending correction in VFCP	$ 0